Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from external customers
Commercial sale of products	€ 943
Rendering of services	751	€ 2,140	€ 9,919
Sale of clinical supply	3,719	2,206	804
"Right-to-use" licenses	2,365	2,607	2,652
Total revenue	7,778	6,953	13,375
Revenue from external customers (geographical)
Total revenue	7,778	6,953	13,375
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	751	2,140	9,919
Revenue from external customers (geographical)
Total revenue	751	2,140	9,919
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	7,027	4,813	3,456
Revenue from external customers (geographical)
Total revenue	7,027	4,813	3,456
Commercial customers [Member]
Revenue from external customers
Total revenue	943
Revenue from external customers (geographical)
Total revenue	943
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	6,835	6,953	13,375
Revenue from external customers (geographical)
Total revenue	6,835	6,953	13,375
North America [member]
Revenue from external customers
Total revenue	6,856	2,679	2,652
Revenue from external customers (geographical)
Total revenue	6,856	2,679	2,652
China [member]
Revenue from external customers
Total revenue	922	4,274	10,723
Revenue from external customers (geographical)
Total revenue	€ 922	€ 4,274	€ 10,723